Property, plant and equipment (Tables)	12 Months Ended
Mar. 29, 2026
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment (except moulds)	10 years
Footwear moulds	5 years
Computer equipment	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Shop-in-shop fixtures	5 years
Furniture and fixtures	5 to 10 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Shop-in-shop fixtures	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 31, 2024	37.3	21.3	225.2	10.3	49.7	4.1	347.9
Additions	0.2	0.2	5.4	0.1	1.4	21.8	29.1
Disposals	(0.1)	(0.2)	(3.1)	—	(0.4)	—	(3.8)
Transfers	0.5	1.2	11.5	—	1.3	(14.5)	—
Impact of foreign currency translation	0.5	0.6	7.9	0.3	2.0	0.5	11.8
March 30, 2025	38.4	23.1	246.9	10.7	54.0	11.9	385.0
Additions	1.8	0.6	9.4	0.2	2.1	38.3	52.4
Disposals	(0.1)	(1.1)	(3.5)	(0.6)	(2.5)	—	(7.8)
Transfers	0.5	1.4	24.8	1.2	2.8	(30.7)	—
Impact of foreign currency translation	0.1	(0.1)	(2.0)	—	(0.2)	0.3	(1.9)
March 29, 2026	40.7	23.9	275.6	11.5	56.2	19.8	427.7

	Plant equipment	Computer equipment	Leasehold improvements	Shop-in-shop fixtures	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 31, 2024	18.9	15.3	99.1	8.9	33.9	—	176.1
Depreciation	4.0	3.5	28.5	0.8	5.7	—	42.5
Disposals	—	(0.2)	(2.8)	—	(0.3)	—	(3.3)
Impairment losses	—	—	1.3	—	—	—	1.3
Impact of foreign currency translation	0.4	0.4	4.0	0.4	1.6	—	6.8
March 30, 2025	23.3	19.0	130.1	10.1	40.9	—	223.4
Depreciation	3.8	3.2	27.7	0.5	5.0	—	40.2
Disposals	—	(1.1)	(3.1)	(0.6)	(2.2)	—	(7.0)
Impairment losses	—	—	4.0	—	—	—	4.0
Impact of foreign currency translation	0.2	(0.1)	(0.4)	(0.1)	(0.1)	—	(0.5)
March 29, 2026	27.3	21.0	158.3	9.9	43.6	—	260.1

Net book value
March 30, 2025	15.1	4.1	116.8	0.6	13.1	11.9	161.6
March 29, 2026	13.4	2.9	117.3	1.6	12.6	19.8	167.6